Plant and equipment (Tables)	6 Months Ended
Apr. 30, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of plant and equipment

	Assets under construction	Plant equipment	Computer software and equipment	Storage containers	Vehicles	Leasehold improvements	Total
	$	$	$	$	$	$	$
Cost
At October 31, 2021	15,638,165	6,275,419	196,273	67,619	179,298	6,219,456	28,576,230
Additions	43,648,651	12,622	162,311	—	62,000	1,278,253	45,163,837
Transfers from Assets under construction	(2,013,803)	1,668,065	309,555	25,733	—	10,450	—
At April 30, 2022	57,273,013	7,956,106	668,139	93,352	241,298	7,508,159	73,740,067
Accumulated depreciation
At October 31, 2021	—	(1,549,700)	(8,645)	(14,172)	(49,314)	(564,936)	(2,186,767)
Depreciation	—	(741,003)	(71,386)	(4,454)	(23,332)	(310,606)	(1,150,781)
At April 30, 2022	—	(2,290,703)	(80,031)	(18,626)	(72,646)	(875,542)	(3,337,548)
Carrying amounts							—
At October 31, 2021	15,638,165	4,725,719	187,628	53,447	129,984	5,654,520	26,389,463
At April 30, 2022	57,273,013	5,665,403	588,108	74,726	168,652	6,632,617	70,402,519